Cover	Dec. 28, 2023
Cover [Abstract]
Entity Registrant Name	MYMETICS CORPORATION
Entity Central Index Key	0000927761
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 28, 2023
Entity File Number	000-25132
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	25-1741849
Entity Address Address Line 1	c/o Mymetics SA
Entity Address Address Line 2	Route de la Corniche 4
Entity Address City Or Town	Epalinges
Entity Address Country	CH
Entity Address Postal Zip Code	1066
City Area Code	011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	41 21 5665772
Security 12b Title	Common Stock, Par Value $0.01 per share
Security 12g Title	Common Stock, $.01 par value
Trading Symbol	MYMX